DISTRIBUTIONS TO STAPLED UNITHOLDERS	12 Months Ended
Dec. 31, 2022
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS

12.	DISTRIBUTIONS TO STAPLED UNITHOLDERS
Total distributions declared to stapled unitholders in the year ended December 31, 2022 were $202.3 million (2021 — $192.6 million) or $3.11 per stapled unit (2021 — $3.01 per stapled unit). Distributions payable at December 31, 2022 of $17.0 million (26.7 cents per stapled unit), representing the December 2022 monthly distribution, were paid on January 17, 2023. Distributions payable at December 31, 2021 of $17.0 million were paid on January 14, 2022 and represented the December 2021 monthly distribution.Subsequent to December 31, 2022, the distributions declared in January 2023 in the amount of $17.0 million or 26.7 cents per stapled unit were paid on February 15, 2023 and the distributions declared in February 2023 of $17.0 million or 26.7 cents per stapled unit will be paid on March 15, 2023.